March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account VA-5NLNY of TFLIC
File No. 811-08160, CIK 0000914838
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5NLNY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: American Century Investments Variable Portfolios, Inc, AIM Variable Insurance Funds, Federated Insurance Series, Janus Aspen Series, ING Investors Trust, Schwab Annuity Portfolios, SteinRoe Variable Investment, and Wells Fargo Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680) filed February 24, 2006

•	AIM Variable Insurance Funds (CIK: 896435) filed March 3, 2006

•	Federated Insurance Series (CIK: 912577) filed March 1, 2006

•	Janus Aspen Series (CIK: 906185) filed February 24, 2006

•	ING Investors Trust (CIK: 916764) filed March 10, 2006

•	Schwab Annuity Portfolios (CIK: 918266) filed March 2, 2006

•	SteinRoe Variable Investment (CIK: 815425) filed March 9, 2006

•	Wells Fargo Variable Trust (CIK: 1081402) filed March 7, 2006

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Assistant Vice President
Transamerica Financial Life Insurance Company